CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
Cost of revenues	6,990,367	5,004,447	12,771,163	10,333,362	22,145,343	15,556,499
Gross profit	2,804,052	2,880,754	4,668,659	5,806,195	10,926,918	5,522,472
Selling, general and administrative expenses	5,397,640	6,421,235	10,118,405	12,556,211	22,314,329	14,388,877
Loss on impairment of intangible assets	322,616	0	322,616	0
Loss from operations	(2,916,204)	(3,540,481)	(5,772,362)	(6,750,016)	(11,935,903)	(11,270,033)
Other income (expense):
Interest expense	(844,128)	(85,757)	(1,348,196)	(573,076)	(1,175,516)	(2,695,839)
Loss on issuance of financial instruments	(36,100)		(72,600)		(45,250)
Loss on extinguishment of debt and vendor payable	(28,029)	(825,067)	(28,029)	(3,331,474)	(3,010,366)	(1,645,443)
Gain on extinguishment of debt	48,321		48,321		2,568,839	2,257,638
Change in fair value of convertible debt	(442,573)	(510,577)	(546,811)	(830,272)	(2,146,284)	(1,707,747)
Change in fair value of derivative liabilities	18,975	(510,661)	(39,313)	(544,209)	(365,158)	(187,428)
Gain on settlement of contingent consideration	167,162		167,162		(111,355)	(59,723)
Change in fair value of forward purchase agreement				(971,000)	(971,000)	(8,254,390)
Day one gain on issuance of SEPA						134,886
Loss on forward purchase agreement						(266,655)
Gain on forward purchase agreement						1,453,891
Change in fair value on Section 3(a)(10) Settlement Agreement (Note 9)	19,000	(1,335,928)	(34,000)	(925,677)	(721,829)
Gain (loss) on disposal of business			(2,908,964)
Equity in earnings of equity method investee	426,941		708,464
Change in fair value of investment in equity securities	2,312,820		2,312,820
Other income (expense), net	96,902	(85,464)	107,336	162,393	465,826	78,333
Total other income (expense), net	1,739,291	(3,353,454)	(1,633,810)	(7,013,315)	(5,317,570)	(10,892,477)
Loss from operations before income taxes	(1,176,913)	(6,893,935)	(7,406,172)	(13,763,331)	(17,253,473)	(22,162,510)
Income tax benefit					16,086	0
Loss from continuing operations	(1,176,913)	(6,893,935)	(7,406,172)	(13,763,331)	(17,253,473)	(22,162,510)
Less: net income (loss) from continuing operations attributable to non-controlling interest	(8,967)	135,223	274,857	176,294	237,384	57,540
Net loss from continuing operations	(1,167,946)	(7,029,158)	(7,681,029)	(13,939,625)	(17,490,857)	(22,220,050)
Discontinued operations
Gain (loss) from discontinued operations	(225,832)	2,236,764	(666,318)	2,128,821	1,179,715	(345,698)
Gain on disposal of discontinued operation	19,053,911		19,053,911
Income tax on discontinued operations	(4,900,000)		(4,900,000)		16,086
Income from discontinued operations, net of tax	13,928,079	2,236,764	13,487,593	2,128,821	1,195,801	(345,698)
Less: net income from discontinued operations attributable to non-controlling interest	9,489	2,733	1,665	2,733	(50,006)
Net income from discontinued operation, net of tax	13,918,590	2,234,031	13,485,928	2,126,088	1,245,807	(345,698)
Net Income (loss) from continuing and discontinuing operations	12,751,166	(4,657,171)	6,081,421	(11,634,510)	(16,057,672)	(22,508,208)
Less: net income from continuing and discontinued operations attributable to non-controlling interest	522	137,956	276,522	179,027	187,378	57,540
Net Income (loss) attributable to ConnectM Technology Solutions, Inc.	12,750,644	(4,795,127)	5,804,899	(11,813,537)	(16,245,050)	(22,565,748)
Other comprehensive income (loss):
Foreign currency translation adjustments for discontinued operations	(197,691)	(43,860)	(757,727)	(33,079)	(186,340)	51,383
Comprehensive gain (loss) before noncontrolling interests	12,553,475	(4,701,031)	5,323,694	(11,667,589)	(16,431,390)	(22,514,365)
Less: net income (loss) from continuing operations attributable to non-controlling interest	(8,967)	135,223	274,857	176,294	237,384	57,540
Less: net income from discontinued operations attributable to non-controlling interest	9,489	2,733	1,665	2,733	(50,006)
Comprehensive loss attributable to ConnectM Technology Solutions, Inc.	$ 12,552,953	$ (4,838,987)	$ 5,047,172	$ (11,846,616)	$ (16,618,768)	$ (22,571,905)
Weighted average shares outstanding of common stock, basic (in shares)	5,501,554	1,765,497	5,378,212	1,381,035	2,259,956	595,987
Weighted average shares outstanding of common stock, diluted ( in shares)					2,259,956	595,987
Basic net loss per share, common stock for continuing operations ( in dollars per share)	$ (0.21)	$ (3.98)	$ (1.43)	$ (10.09)	$ (7.74)	$ (37.28)
Diluted net loss per share, common stock for continuing operations ( in dollars per share)	(0.21)	(3.98)	(1.43)	(10.09)	(7.74)	(37.28)
Basic net loss per share, common stock for discontinued operations (in dollars per share)	2.53	1.27	2.51	1.54	0.55	(0.58)
Diluted net loss per share, common stock for discontinued operations (in dollars per share)	$ 2.53	$ 1.27	$ 2.51	$ 1.54	$ 0.55	$ (0.58)